WARRANTS	9 Months Ended
Sep. 30, 2021
WARRANTS
NOTE 8 - WARRANTS

NOTE 8 – WARRANTS

On November 30, 2020, we issued 350,000 five-year common stock warrants exercisable at $1.00 per share.

On November 30, 2020, we issued 40,000 five-year common stock warrants exercisable at $0.264 per share.

On January 19, 2021, we issued 100,000 five-year common stock warrants exercisable at $1.00 per share.

On March 22, 2021, we issued 116,667 five-year common stock warrants exercisable at $1.50 per share.

On March 22, 2021, we issued 116,667 five-year common stock warrants exercisable at $2.00 per share.

On March 26, 2021, we issued 16,971 five-year common stock warrants exercisable at $3.30 per share.

On April 21, 2021, the Company issued 37,456 of common stock for the conversion of 40,000 cashless warrants.

On July 9, 2021, we issued 50,000 five-year common stock warrants exercisable at $2.00 per share.

On July 11, 2021, we issued 142,857 five-year common stock warrants exercisable at $1.75 per share.

On July 11, 2021, we issued 111,111 five-year common stock warrants exercisable at $2.00 per share.

The following is the outstanding warrant activity:

	Warrants - Common Share Equivalents	Weighted Average Exercise price	Warrants exercisable - Common Share Equivalents	Weighted Average Exercise price
Outstanding December 31, 2020	390,000	$0.63	390,000	$0.63
Additions	654,273	1.78	654,273	1.78

Converted	(40,000)	0.260		0.260
Expired	-	-	-
	-	-	-	-
Outstanding September 30, 2021	1,004,273	$1.51	1,004,273	1.51